RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2019	Jun. 30, 2020
RELATED PARTY TRANSACTIONS
Fees expensed for Officers and Directors of the Company	$ 669,000	$ 842,500		$ 662,284
Fee Payable	1,879,125	1,859,567
Stock-based compensation	$ 0	$ 740,200	$ 559,846